Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments - fair values and risk management
Financial assets	$ 32,721
Amortized cost
Financial instruments - fair values and risk management
Financial assets	168,029	$ 184,600
Amortized cost | Trade receivables
Financial instruments - fair values and risk management
Financial assets	41,874	41,675
Amortized cost | Cash and cash equivalents
Financial instruments - fair values and risk management
Financial assets	86,774	142,802
Amortized cost | Loans receivable.
Financial instruments - fair values and risk management
Financial assets	3,834	$ 123
Amortized cost | Other investments - current
Financial instruments - fair values and risk management
Financial assets	35,547
Financial assets measured at fair value | Other investments - current
Financial instruments - fair values and risk management
Financial assets	14,818
Financial assets measured at fair value | Other investments - non-current
Financial instruments - fair values and risk management
Financial assets	14,934
Fair value through other comprehensive income | Other investments - non-current
Financial instruments - fair values and risk management
Financial assets	$ 2,969